Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	822,653,248.66	41,293
Yield Supplement Overcollateralization Amount 01/31/17	38,098,448.93	0
Receivables Balance 01/31/17	860,751,697.59	41,293
Principal Payments	23,185,379.00	950
Defaulted Receivables	2,543,454.57	122
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	36,639,443.87	0
Pool Balance at 02/28/17	798,383,420.15	40,221

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.64%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	12,115,945.87	576
Past Due 61-90 days	3,835,514.00	178
Past Due 91-120 days	672,448.23	36
Past Due 121+ days	0.00	0
Total	16,623,908.10	790

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	1,357,097.40
Aggregate Net Losses/(Gains) - February 2017	1,186,357.17
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.65%
Prior Net Losses Ratio	1.52%
Second Prior Net Losses Ratio	1.48%
Third Prior Net Losses Ratio	1.31%
Four Month Average	1.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	35,927,253.91
Actual Overcollateralization	35,927,253.91
Weighted Average APR	4.29%
Weighted Average APR, Yield Adjusted	6.20%
Weighted Average Remaining Term	60.05

Flow of Funds	$ Amount

Collections	27,504,600.78
Investment Earnings on Cash Accounts	10,137.92
Servicing Fee	(717,293.08)
Transfer to Collection Account	0.00
Available Funds	26,797,445.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	760,770.32
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,177,686.23
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,821,491.32

Total Distributions of Available Funds	26,797,445.62

Servicing Fee	717,293.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 02/15/17	785,633,852.47
Principal Paid	23,177,686.23
Note Balance @ 03/15/17	762,456,166.24

Class A-1
Note Balance @ 02/15/17	36,143,852.47
Principal Paid	23,177,686.23
Note Balance @ 03/15/17	12,966,166.24
Note Factor @ 03/15/17	6.7532116%

Class A-2
Note Balance @ 02/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	324,000,000.00
Note Factor @ 03/15/17	100.0000000%

Class A-3
Note Balance @ 02/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	324,000,000.00
Note Factor @ 03/15/17	100.0000000%

Class A-4
Note Balance @ 02/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	75,480,000.00
Note Factor @ 03/15/17	100.0000000%

Class B
Note Balance @ 02/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	26,010,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	798,268.07
Total Principal Paid	23,177,686.23
Total Paid	23,975,954.30

Class A-1
Coupon	0.70000%
Interest Paid	19,678.32
Principal Paid	23,177,686.23
Total Paid to A-1 Holders	23,197,364.55

Class A-2
Coupon	1.10000%
Interest Paid	297,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	297,000.00

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8478774
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6180907
Total Distribution Amount	25.4659681

A-1 Interest Distribution Amount	0.1024913
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.7171158
Total A-1 Distribution Amount	120.8196071

A-2 Interest Distribution Amount	0.9166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9166667

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/17	2,407,920.41
Investment Earnings	861.72
Investment Earnings Paid	(861.72)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41